UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 11,447	$ 20,372
Trade accounts receivable	1,685	1,543
Prepayments and other	709	966
Inventories	611	564
Due from related parties (Note 5)	$ 0	$ 600
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 14,452	$ 24,045
FIXED ASSETS:
Vessels, net (Note 4)	262,600	268,466
Advances for vessels under construction (Note 4)	62,941	18,207
Other fixed assets, net	505	505
Total fixed assets	326,046	287,178
OTHER NON-CURRENT ASSETS:
Restricted cash	1,850	1,850
Investments in unconsolidated joint ventures	7,114	7,881
Advances for asset acquisition to related party (Note 5)	23,500	11,500
Trade accounts receivable, non-current	537	1,155
Total non-current assets	33,001	22,386
Total assets	373,499	333,609
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	11,747	11,824
Liability from contract with related party (Note 1)	0	19,500
Due to related parties (Notes 1 and 5)	$ 11,295	$ 139
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 2,730	$ 3,342
Accrued liabilities	1,356	1,521
Unearned revenue	3,275	3,228
Total current liabilities	30,403	39,554
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	249,227	204,788
Accrued interest non-current	743	0
Unearned revenue-non-current	349	78
Total non-current liabilities	250,319	204,866
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	280,722	244,420
MEZZANINE EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; 0 and 14,000 issued and outstanding at December 31, 2025, and June 30, 2026 (Note 13)	16,100	0
Total Mezzanine equity	16,100	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2025 and June 30, 2026	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized 4,626,197 and 7,613,488 shares issued and outstanding at December 31, 2025 and June 30, 2026 (Note 9)	76	46
Accumulated other comprehensive Income/(loss)	(634)	697
Additional paid-in capital	407,738	425,433
Accumulated deficit	(330,504)	(336,988)
Total stockholders' equity	76,677	89,189
Total liabilities, mezzanine equity and stockholders' equity	$ 373,499	$ 333,609